Private equity business - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Private Equity Investments [Line Items]
Investment at fair value	¥ 28,827	¥ 132,320	¥ 208,754	¥ 267,168
Investments	87,158	201,955
NPF [Member]
Schedule Of Private Equity Investments [Line Items]
Investments made in entities entry		21
Investment at fair value		789
Ashikaga Holdings [Member]
Schedule Of Private Equity Investments [Line Items]
Ownership percentage	47.00%
Terra Firma Investments [Member]
Schedule Of Private Equity Investments [Line Items]
Investment at fair value		102,649
TFCP II [Member]
Schedule Of Private Equity Investments [Line Items]
Ownership percentage	10.00%
Investments	234,000
Total commitment	23,362
Total commitment after recyclable distributions	4,001
Drawn down for investments	3,957
TFCP III [Member]
Schedule Of Private Equity Investments [Line Items]
Ownership percentage	2.00%
Investments	623,000
Total commitment	11,793
Drawn down for investments	¥ 11,094